TOTAL SALES (Tables)	12 Months Ended
Dec. 31, 2021
TOTAL SALES
Revenue from External Customers by Geographic Areas

Primary geographical markets (€)	2021	2020	2019
Asia	16,009	15,872	17,938
France	12,251	10,021	11,350
United States	5,524	5,611	5,194
Others geographical areas	10,276	10,146	10,377
Total Net Sales	44,060	41,649	44,859

Disaggregation of Revenue

Timing of revenue recognition	2021	2020	2019
Products transferred at a point in time	34,552	32,862	36,767
Products and services transferred over time	9,508	8,787	8,092
Total Net Sales	44,060	41,649	44,859